Cash Flow (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Cash Flow [Abstract]
Schedule of Cash Flows from Operating Activities

Net cash generated from operating activities in the IFRS cash flows on page 36 includes the following items:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	£m	£m	£m

Profit from operations	5,097	4,380	9,016
Depreciation, amortisation and impairment	533	521	1,512
Increase in inventories	(574)	(666)	(371)
Decrease in receivables related to the charge in respect of the Quebec Class Action	-	436	436
Increase in trade and other receivables	(368)	(368)	(699)
Decrease in provision for MSA	(386)	(622)	(124)
(Decrease)/increase in trade and other payables	(4)	(309)	730
Decrease in net retirement benefit liabilities	(26)	(19)	(40)
(Decrease)/increase in other provisions	(245)	-	382
Other non-cash items	7	41	106
Cash generated from operating activities	4,034	3,394	10,948
Dividends received from associates	2	2	252
Tax paid	(552)	(1,108)	(2,204)
Net cash generated from operating activities	3,484	2,288	8,996